Other Stock-Related Information (Options Outstanding) (Details) - Award Type [Domain] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation [Line Items]
Options - Outstanding - Total	501,286
Shares - Outstanding - Total	517,182
Average life - Outstanding - Total	06 years 04 months
Average exercise price Outstanding - Total	$ 20.92	$ 20.02
Shares - Exercisable - Total	292,701
Average exercise price - Exercisable - Total	$ 19.44
Stock Option [Member]
Share-based Compensation [Line Items]
Shares - Outstanding - Total	1,000
Average life - Outstanding	06 years 03 months 18 days
Shares - Exercisable		254,000
Average exercise price - Exercisable		$ 20.15
Under $10.00
Share-based Compensation [Line Items]
Options - Outstanding - Total	28,484
Average exercise price - Outstanding	$ 9.57
Shares - Exercisable	28,484
Average exercise price - Exercisable	$ 9.57
Under $10.00 | Stock Option [Member]
Share-based Compensation [Line Items]
Average life - Outstanding	03 years 10 months 24 days
10.01-15.00
Share-based Compensation [Line Items]
Options - Outstanding - Total	46,905
Average exercise price - Outstanding	$ 11.977
Shares - Exercisable	46,905
Average exercise price - Exercisable	$ 11.98
10.01-15.00 | Stock Option [Member]
Share-based Compensation [Line Items]
Average life - Outstanding	04 years 02 months 12 days
15.01-20.00
Share-based Compensation [Line Items]
Options - Outstanding - Total	158,534
Average exercise price - Outstanding	$ 17.457
Shares - Exercisable	113,286
Average exercise price - Exercisable	$ 17.32
15.01-20.00 | Stock Option [Member]
Share-based Compensation [Line Items]
Average life - Outstanding	05 years 08 months 12 days
20.01-25.00
Share-based Compensation [Line Items]
Options - Outstanding - Total	132,295
Average exercise price - Outstanding	$ 22.55
Shares - Exercisable	50,587
Average exercise price - Exercisable	$ 22.25
20.01-25.00 | Stock Option [Member]
Share-based Compensation [Line Items]
Average life - Outstanding	07 years 10 months 24 days
25.01-30.00
Share-based Compensation [Line Items]
Options - Outstanding - Total	100,668
Average exercise price - Outstanding	$ 26.51
Shares - Exercisable	19,039
Average exercise price - Exercisable	$ 28.22
25.01-30.00 | Stock Option [Member]
Share-based Compensation [Line Items]
Average life - Outstanding	08 years 06 months
30.01-35.00
Share-based Compensation [Line Items]
Options - Outstanding - Total	21,712
Average exercise price - Outstanding	$ 34.1
Shares - Exercisable	21,712
Average exercise price - Exercisable	$ 34.1
30.01-35.00 | Stock Option [Member]
Share-based Compensation [Line Items]
Average life - Outstanding	01 year 02 months 12 days
Over $35.00
Share-based Compensation [Line Items]
Options - Outstanding - Total	12,688
Average exercise price - Outstanding	$ 38.67
Shares - Exercisable	12,688
Average exercise price - Exercisable	$ 38.57
Over $35.00 | Stock Option [Member]
Share-based Compensation [Line Items]
Average life - Outstanding	02 years 04 months 24 days